UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-5584

                      CENTENNIAL NEW YORK TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                    Date of reporting period: MARCH 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Centennial New York Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2006  / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.4%
----------------------------------------------------------------------------------------------------------------------------
NEW YORK--85.8%
Auburn, NY IDAU RB, Goulds Pumps, Inc. Project, Series 1989, 3.50% 1                 $       875,000        $       875,000
----------------------------------------------------------------------------------------------------------------------------
Erie Cnty., NY RANs, Series 2005B, 3.75%, 7/13/06                                          2,000,000              2,005,212
----------------------------------------------------------------------------------------------------------------------------
Nassau Cnty., NY IDA Civic Facilities RB, North Shore Hebrew Academy Project,
Series 2005, 3.20% 1                                                                       1,800,000              1,800,000
----------------------------------------------------------------------------------------------------------------------------
Nassau Cnty., NY IDA RB, P-Floats, Series MT-010, 3.27% 1,2                                1,000,000              1,000,000
----------------------------------------------------------------------------------------------------------------------------
NY Cntys. Tobacco Trust IV RRB, P-Floats, Series PA-1344, 3.23% 1,2                          475,000                475,000
----------------------------------------------------------------------------------------------------------------------------
NY Eclipse Funding Trust RB, New York Convention Center Developement Corp.
Solar Eclipse, Series 2006-0004, 3.19% 1,2                                                 1,000,000              1,000,000
----------------------------------------------------------------------------------------------------------------------------
NY TS Financing Corp. RB, P-Floats, Series PT-972, 3%, 6/1/06 3,4                          1,000,000              1,000,000
----------------------------------------------------------------------------------------------------------------------------
NY TSASC, Inc. RRB, P-Floats, Series PA-1355, 3.24% 1,2                                    2,400,000              2,400,000
----------------------------------------------------------------------------------------------------------------------------
NY Upstate Telecommunications Corp. RB, Series 2005, 3.22% 1                               2,700,000              2,700,000
----------------------------------------------------------------------------------------------------------------------------
NYC GOUN, P-Floats, Series PT-2615, 3.23% 1,2                                              2,460,000              2,460,000
----------------------------------------------------------------------------------------------------------------------------
NYC GOUN, P-Floats, Series PT-2848, 3.23% 1,2                                              1,300,000              1,300,000
----------------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Casa Project, 3.28% 1                                         2,400,000              2,400,000
----------------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, French Institute Alliance Project, Series 2005,
3.25% 1                                                                                    2,450,000              2,450,000
----------------------------------------------------------------------------------------------------------------------------
NYC IDA RB, Super Tek Products, Inc. Project, Series 2004, 3.25% 1                         1,900,000              1,900,000
----------------------------------------------------------------------------------------------------------------------------
NYC Municipal Finance Authority WSS RRB, Floating Rate Trust Receipts,
Series 1226, 3.19% 1,2                                                                     2,540,000              2,540,000
----------------------------------------------------------------------------------------------------------------------------
NYC TFA RB, Floating Rate Trust Receipts, Series N-11, 3.19% 1,2                           2,500,000              2,500,000
----------------------------------------------------------------------------------------------------------------------------
NYS DA RB, MERLOTS Series 2003 B30, 3.20% 1,2                                              1,990,000              1,990,000
----------------------------------------------------------------------------------------------------------------------------
NYS DA RB, Oxford University Press, Inc., Series 1993, 3.20% 1                             1,200,000              1,200,000
----------------------------------------------------------------------------------------------------------------------------
NYS DA RRB, ETET Series 2006-003, Cl. A, 3.20% 1                                           1,700,000              1,700,000
----------------------------------------------------------------------------------------------------------------------------
NYS DA RRB, MHESF, Series 2003 F-2C, 3.17% 1                                                 600,000                600,000
----------------------------------------------------------------------------------------------------------------------------
NYS GOUN, 4%, 4/15/06                                                                        600,000                600,305
----------------------------------------------------------------------------------------------------------------------------
NYS LGAC RRB, SGMSTR Series 1997 SG99, 3.20% 1,2                                           1,250,000              1,250,000
----------------------------------------------------------------------------------------------------------------------------
NYS UDC RB, SGMSTR Series 2003 SG163, 3.20% 1,2                                              700,000                700,000
----------------------------------------------------------------------------------------------------------------------------
Ontario Cnty., NY IDA RB, Seneca Foods Corp. Project, Series 2002, 3.44% 1                 5,185,000              5,185,000
----------------------------------------------------------------------------------------------------------------------------
Southeast NY IDA RB, Unilock NY, Inc. Project, Series 1997, 3.50% 1                        1,600,000              1,600,000
----------------------------------------------------------------------------------------------------------------------------
Wayne Cnty., NY IDA RB, Seneca Foods Corp. Project, Series 1992, 3.44% 1                   5,060,000              5,060,000
----------------------------------------------------------------------------------------------------------------------------
Westchester Cnty., NY Tobacco Asset Securitization Corp. RRB, P-Floats, Series             2,000,000              2,000,000
PA-1338, 3.23% 1,2                                                                                          ----------------
                                                                                                                 50,690,517
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--13.6%
PR CMWLTH Credit Enhanced Custodial Receipts, 3.25%, 7/24/06 2                             2,000,000              2,000,000
----------------------------------------------------------------------------------------------------------------------------
PR CMWLTH GOUN, Floating Rate Trust Receipts, Series 2005-F2, 3.28% 1,2                    3,500,000              3,500,000
----------------------------------------------------------------------------------------------------------------------------
PR CMWLTH Public Finance Corp. RRB, Reset Option Certificates II-R Trust,
Series 415CE, 3.22% 1                                                                      2,300,000              2,300,000


1                        |                  Centennial New York Tax Exempt Trust

Centennial New York Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2006  / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
PR CMWLTH Public Improvement GOUN, PTTR, Series 491, 3.21% 1,2                       $       200,000        $       200,000
                                                                                                            ----------------
                                                                                                                  8,000,000
----------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $58,690,517)                                                  99.4%            58,690,517
----------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                  0.6                378,924

                                                                                     ---------------------------------------
Net Assets                                                                                     100.0%       $    59,069,441
                                                                                     =======================================

Footnotes to Statements of Investments

To simplify the listings of securities, abbreviations are used per the table below:
CMWLTH    Commonwealth
DA        Dormitory Authority
ETET      Eagle Tax-Exempt Trust
GOUN      General Obligation Unlimited Nts.
IDA       Industrial Development Agency
IDAU      Industrial Development Authority
LGAC      Local Government Assistance Corp.
MERLOTS   Municipal Exempt Receipts Liquidity Option Tender
MHESF     Mental Health Services Facilities
NYC       New York City
NYS       New York State
P-Floats  Puttable Floating Option Tax Exempt Receipts
PTTR      Puttable Tax Exempt Receipts
RANs      Revenue Anticipation Nts.
RB        Revenue Bonds
RRB       Revenue Refunding Bonds
SGMSTR    Societe Generale, NY Branch Municipal Security Trust Receipts
TFA       Transitional Finance Authority
TS        Tobacco Settlement
UDC       Urban Development Corp.
WSS       Water & Sewer System

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on March 31, 2006. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $25,315,000 or 42.86% of the Trust's net assets as of March 31, 2006.

3. Illiquid security. The aggregate value of illiquid securities as of March 31, 2006 was $1,000,000, which represents 1.69% of the Trust's net assets. See accompanying Notes.

4. Put obligation redeemable at full principal value on the date reported.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.


2                        |                  Centennial New York Tax Exempt Trust

Centennial New York Tax Exempt Trust

STATEMENT OF INVESTMENTS  March 31, 2006  / Unaudited
--------------------------------------------------------------------------------

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID  SECURITIES

As of March 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


3                        |                  Centennial New York Tax Exempt Trust


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial New York Tax Exempt Trust


By:
        /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
        /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006


By:
        /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: May 15, 2006